Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Summary of Amortized Cost and Fair Values of Securities Available-for-sale and Held to Maturity

The following tables summarize the amortized cost and fair values of securities available-for-sale and securities held-to-maturity as of the dates shown and the corresponding amounts of gross unrealized gains and losses:

September 30, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$14,998	$—	$(73)	$14,925
U.S. Government agencies	54,231	—	(1,012)	53,219
Obligations of states, municipalities, and political subdivisions	32,619	129	(213)	32,535
Residential mortgage-backed securities
Agency	329,782	7	(5,749)	324,040
Non-agency	25,429	87	(46)	25,470
Commercial mortgage-backed securities
Agency	72,190	44	(1,477)	70,757
Non-agency	31,838	—	(581)	31,257
Corporate securities	27,093	493	(62)	27,524
Other securities	3,626	1,387	(56)	4,957
Total	$591,806	$2,147	$(9,269)	$584,684

September 30, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$24,078	$317	$(36)	$24,359
Residential mortgage-backed securities
Agency	56,453	275	(82)	56,646
Non-agency	40,922	364	(25)	41,261
Total	$121,453	$956	$(143)	$122,266

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$14,995	$4	$(79)	$14,920
U.S. Government agencies	60,180	—	(1,323)	58,857
Obligations of states, municipalities, and political subdivisions	16,271	60	(272)	16,059
Residential mortgage-backed securities
Agency	376,800	—	(8,640)	368,160
Non-agency	20,107	—	(174)	19,933
Commercial mortgage-backed securities
Agency	78,954	—	(1,551)	77,403
Non-agency	32,061	—	(1,009)	31,052
Corporate securities	17,065	350	(86)	17,329
Other securities	4,161	742	(56)	4,847
Total	$620,594	$1,156	$(13,190)	$608,560

December 31, 2016	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$24,878	$105	$(229)	$24,754
Residential mortgage-backed securities
Agency	67,692	35	(283)	67,444
Non-agency	46,276	50	(442)	45,884
Total	$138,846	$190	$(954)	$138,082

        The following tables summarize the amortized cost and fair values of securities available-for-sale and securities held-to-maturity at December 31, 2016 and 2015 and the corresponding amounts of gross unrealized gains and losses:

	2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$14,995	$4	$(79)	$14,920
U.S. Government agencies	60,180	—	(1,323)	58,857
Obligations of states, municipalities, and political subdivisions	16,271	60	(272)	16,059
Residential mortgage-backed securities
Agency	376,800	—	(8,640)	368,160
Non-agency	20,107	—	(174)	19,933
Commercial mortgage-backed securities
Agency	78,954	—	(1,551)	77,403
Non-agency	32,061	—	(1,009)	31,052
Corporate securities	17,065	350	(86)	17,329
Other securities	4,161	742	(56)	4,847
Total	$620,594	$1,156	$(13,190)	$608,560

Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$24,878	$105	$(229)	$24,754
Residential mortgage-backed securities
Agency	67,692	35	(283)	67,444
Non-agency	46,276	50	(442)	45,884

Total	$138,846	$190	$(954)	$138,082

	2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale
U.S. Treasury Notes	$30,580	$—	$(235)	$30,345
U.S. Government agencies	84,368	9	(764)	83,613
Obligations of states, municipalities, and political subdivisions	20,687	151	(86)	20,752
Residential mortgage-backed securities
Agency	593,391	184	(5,241)	588,334
Non-agency	—	—	—	—
Commercial mortgage-backed securities
Agency	31,514	—	(323)	31,191
Non-agency	—	—	—	—
Corporate securities	7,801	—	(105)	7,696
Other securities	5,098	733	(30)	5,801
Total	$773,439	$1,077	$(6,784)	$767,732
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	$25,081	$310	$(142)	$25,249
Residential mortgage-backed securities
Agency	86,379	8	(701)	85,686
Non-agency	—	—	—	—
Total	$111,460	$318	$(843)	$110,935

Summary of Gross Unrealized Losses and Fair Values, Aggregated by Investment Category and Length of Individual Securities Continuous Unrealized Loss Position Available-for-sale and Held to Maturity

Gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of September 30, 2017 and December 31, 2016 are summarized as follows:

		Less than 12 Months		12 Months or Longer		Total
September 30, 2017	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	5	$14,925	$(73)	$—	$—	$14,925	$(73)
U.S. Government agencies	9	28,418	(438)	24,801	(574)	53,219	(1,012)
Obligations of states, municipalities and political subdivisions	23	14,431	(122)	2,082	(91)	16,513	(213)
Residential mortgage-backed securities
Agency	40	222,548	(3,356)	93,293	(2,393)	315,841	(5,749)
Non-agency	1	4,789	(46)	—	—	4,789	(46)
Commercial mortgage-backed securities
Agency	7	39,378	(1,108)	19,740	(369)	59,118	(1,477)
Non-agency	5	31,257	(581)	—	—	31,257	(581)
Corporate securities	3	4,959	(62)	—	—	4,959	(62)
Other securities	1	—	—	1,938	(56)	1,938	(56)
Total	94	$360,705	$(5,786)	$141,854	$(3,483)	$502,559	$(9,269)

		Less than 12 Months		12 Months or Longer		Total
September 30, 2017	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	7	$4,855	$(36)	$—	$—	$4,855	$(36)
Residential mortgage-backed securities
Agency	9	20,287	(82)	—	—	20,287	(82)
Non-agency	3	4,568	(25)	—	—	4,568	(25)
Total	19	$29,710	$(143)	$—	$—	$29,710	$(143)

		Less than 12 Months		12 Months or Longer		Total
December 31, 2016	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	3	$9,918	$(79)	$—	$—	$9,918	$(79)
U.S. Government agencies	10	58,857	(1,323)	—	—	58,857	(1,323)
Obligations of states, municipalities and political subdivisions	14	7,799	(259)	115	(13)	7,914	(272)
Residential mortgage-backed securities
Agency	41	364,713	(8,483)	3,447	(157)	368,160	(8,640)
Non-agency	2	19,933	(174)	—	—	19,933	(174)
Commercial mortgage-backed securities
Agency	8	70,762	(1,488)	6,641	(63)	77,403	(1,551)
Non-agency	5	31,052	(1,009)	—	—	31,052	(1,009)
Corporate securities	4	5,097	(78)	2,522	(8)	7,619	(86)
Other securities	1	—	—	1,994	(56)	1,994	(56)
Total	88	$568,131	$(12,893)	$14,719	$(297)	$582,850	$(13,190)

		Less than 12 Months		12 Months or Longer		Total
December 31, 2016	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
Obligations of states, municipalities, and political subdivisions	22	$16,235	$(229)	$—	$—	$16,235	$(229)
Residential mortgage-backed securities
Agency	15	52,156	(283)	—	—	52,156	(283)
Non-agency	5	29,245	(442)	—	—	29,245	(442)
Total	42	$97,636	$(954)	$—	$—	$97,636	$(954)

        Gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2016 and 2015 are summarized as follows:

	2016
		Less than 12 Months		12 Months or Longer		Total
	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	3	$9,918	$(79)	$—	$—	$9,918	$(79)
U.S. Government agencies	10	58,857	(1,323)	—	—	58,857	(1,323)
Obligations of states, municipalities and political subdivisions	14	7,799	(259)	115	(13)	7,914	(272)
Residential mortgage-backed securities
Agency	41	364,713	(8,483)	3,447	(157)	368,160	(8,640)
Non-agency	2	19,933	(174)	—	—	19,933	(174)
Commercial mortgage-backed securities
Agency	8	70,762	(1,488)	6,641	(63)	77,403	(1,551)
Non-agency	5	31,052	(1,009)	—	—	31,052	(1,009)
Corporate securities	4	5,097	(78)	2,522	(8)	7,619	(86)
Other securities	1	—	—	1,994	(56)	1,994	(56)
Total	88	$568,131	$(12,893)	$14,719	$(297)	$582,850	$(13,190)

Held-to-maturity
Obligations of states, municipalities, and political subdivisions	22	$16,235	$(229)	$—	$—	$16,235	$(229)
Residential mortgage-backed securities
Agency	15	52,156	(283)	—	—	52,156	(283)
Non-agency	5	29,245	(442)	—	—	29,245	(442)
Total	42	$97,636	$(954)	$—	$—	$97,636	$(954)

	2015
		Less than 12 Months		12 Months or Longer		Total
	# of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available-for-sale
U.S. Treasury Notes	9	$30,345	$(235)	$—	$—	$30,345	$(235)
U.S. Government agencies	15	72,576	(764)	—	—	72,576	(764)
Obligations of states, municipalities and political subdivisions	12	7,553	(86)	25	—	7,578	(86)
Residential mortgage-backed securities
Agency	77	555,282	(5,241)	—	—	555,282	(5,241)
Non-agency	0	—	—	—	—	—	—
Commercial mortgage-backed securities
Agency	3	23,038	(236)	8,153	(87)	31,191	(323)
Non-agency	0	—	—	—	—	—	—
Corporate securities	3	7,696	(105)	—	—	7,696	(105)
Other securities	1	1,964	(30)	—	—	1,964	(30)

Total	120	$698,454	$(6,697)	$8,178	$(87)	$706,632	$(6,784)

Held-to-maturity
Obligations of states, municipalities, and political subdivisions	16	$12,342	$(142)	$—	$—	$12,342	$(142)
Residential mortgage-backed securities
Agency	17	81,899	(701)	—	—	81,899	(701)
Non-agency	0	—	—	—	—	—	—

Total	33	$94,241	$(843)	$—	$—	$94,241	$(843)

Summary of Proceeds From Sales of Securities Available-for-sale and Associated Gains and Losses

The proceeds from all sales of securities were available-for-sale, and the associated gains and losses for the three and nine months ended September 30, 2017 and 2016 are listed below:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Proceeds	$—	$107,949	$8	$507,362
Gross gains	—	912	8	3,341
Gross losses	—	(110)	—	(110)

        The proceeds from all sales of securities were available-for-sale and the associated gains and losses for the years ended December 31, 2016 and 2015 are listed below:

	2016	2015
Proceeds	$534,418	$511,028
Gross gains	3,358	3,124
Gross losses	131	60

Schedule of Amortized Cost and Fair Value of Debt Securities by Contractual Maturity

At September 30, 2017, the amortized cost and fair value of debt securities are shown by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$5,289	$5,287
Due from one to five years	70,097	69,824
Due from five to ten years	42,448	42,006
Due after ten years	11,807	11,625
Mortgage-backed securities	459,239	451,524
Other securities with no defined maturity	2,926	4,418
Total	$591,806	$584,684
Held-to-maturity
Due from one to five years	$524	$528
Due from five to ten years	13,735	13,835
Due after ten years	9,819	9,996
Mortgage-backed securities	97,375	97,907
Total	$121,453	$122,266

        At December 31, 2016, the amortized cost and fair value of debt securities are shown by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date are shown separately.

	Amortized Cost	Fair Value
Available-for-sale
Due in one year or less	$200	$200
Due from one to five years	60,670	60,436
Due from five to ten years	41,515	40,568
Due after ten years	7,195	7,032
Mortgage-backed securities	507,922	496,548
Other securities with no defined maturity	3,092	3,776

Total	$620,594	$608,560

Held-to-maturity
Due from one to five years	$530	$523
Due from five to ten years	11,938	11,801
Due after ten years	12,410	12,430
Mortgage-backed securities	113,968	113,328

Total	$138,846	$138,082